GENERAL AND ADMINISTRATION	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
General And Administration [Abstract]
GENERAL AND ADMINISTRATION

12. GENERAL AND ADMINISTRATION

The components of general and administrative expenses were as follows:

	Three months ended
	March 31, 2021	March 31, 2020
Salaries and benefits	$3,326	$4,546
Office and administration	1,186	628
Professional fees	2,234	1,396
Share based compensation	1,550	416
Rent	260	465
Other	186	669
Total	$8,742	$8,120

14. GENERAL AND ADMINISTRATION

The components of general and administrative expenses were as follows:

	Year ended
	December 31, 2020	December 31, 2019
Salaries and benefits	$13,354	$15,238
Office and administration	3,319	4,167
Professional fees	6,985	10,295
Share based compensation	1,652	1,522
Rent	1,700	1,692
Other	2,818	2,065
Total	$29,828	$34,979